Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of product warranty liability

The following table shows the changes in the aggregate product warranty liability for the year’s ended December 31, 2020 and December 31, 2019, respectively:

	2020	2019
Balance as of beginning of year	$75,000	$75,000
Less: Payments made	(63,606)	(59,668)
Add: Provision for current years warranty	63,606	59,668

Balance as of end of year	$75,000	$75,000